CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 125,976	$ 17,360	¥ 71,332	¥ 65,573
Foreign currency translation:
Change in unrealized gains (losses), net of tax	(512)	(70)	13,502	22,332
Share of other comprehensive income of equity method investees:
Change in unrealized gains	239	33	980	1,493
Interest rate swaps under hedge accounting and others:
Change in unrealized gains (losses)	82	11	(97)	10
Other comprehensive income (loss)	(191)	(26)	14,385	23,835
Total comprehensive income	125,785	17,334	85,717	89,408
Total comprehensive loss attributable to noncontrolling interests	4,183	576	8,364	6,480
Total comprehensive income attributable to ordinary shareholders	¥ 129,968	$ 17,910	¥ 94,081	¥ 95,888